Share Capital (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Share Capital [Table Text Block]
The Company has unlimited authorized shares of common shares at no par value. The share capital activity was as follows (in thousands):

	Number of Shares	Amount
Shares issued during the year ended December 31, 2014:
Common shares issued	11,108	$85,257
Common shares issued for warrants exercised	2,101	$2,712
Shares issued under equity incentive plan	247	$148
Shares issued during the year ended December 31, 2015:
Common shares issued	8,764	$20,139
Common shares issued for warrants exercised	349	$1,265
Shares issued under equity incentive plan	1,531	$(6)
Shares issued during the year ended December 31, 2016:
Common shares issued	15,126	$5,414
Common shares issued for warrants exercised	3,508	$3,652
Shares issued under equity incentive plan	2,733	$520

Schedule of Warrants [Table Text Block]
At December 31, 2016, the Company had the following outstanding warrants to purchase common shares (in thousands):

Date issued	Contractual life (years)	Exercise price		Number outstanding		Expiration
February 2015	3	$4.50		100		February 20, 2018
March 2015	3	$7.21		100		March 6, 2018
March 2015	3	$5.02		100		March 20, 2018
May 2015	5	$4.00		840		May 31, 2020
October 2015	5	$2.33		402		October 14, 2020
December 2015	3	$1.54		500		December 21, 2018
December 2015	5	$2.50		1,028		December 15, 2020
December 2015	5	$1.08	(1)	1,500	(2)	December 4, 2020
February 2016	3	$1.62		500		February 26, 2019
March 2016	5	$2.50		30		March 4, 2021
March 2016	5	$1.22		4,168		March 25, 2021
November 2016	3	$2.00		25		November 8, 2019
January 2016	3	$2.06		88		November 30, 2018
December 2016	6	$0.01		862		December 30, 2022
				10,243	(3)
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(1)
These warrants to purchase common shares include a one-time adjustment provision, as defined in the agreement, which provided that the exercise price will be automatically adjusted, if the adjustment price as calculated on May 28, 2016, is less than $2.50. On May 28, 2016, the exercise price was adjusted to $1.08 for the one-time adjustment provision.

(2)
If the Company or any subsidiary thereof, at any time while this warrant is outstanding, enters into a Variable Rate Transaction (“VRT”) (as defined in the purchase agreement) and the issue price, conversion price or exercise price per share applicable thereto is less than the warrant exercise price then in effect, the exercise price shall be reduced to equal the VRT price.

(3)	Includes 6.8 million of warrants to purchase common shares, in the aggregate, issued to related parties.